CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 2,039,907
Other current assets	127,597
Total Current Assets	2,167,504
Property and equipment, net	888
Investments	148,860
Patents and license, net of accumulated amortization of $562,714	8,747,286
Total Assets	11,064,538
Current Liabilities
Accounts payable	112,302
Accrued liabilities	33,434
Due to related party	415	415
Credit facility	14,813
Accrued interest payable - stockholder	2,193
Total Current Liabilities	163,157	415
Notes payable stockholders - long term	10,000
Total Liabilities	173,157	415
Stockholders' Equity
Common Stock - 75,000,000 shares authorized, $.001 par value; 21,711,953 and 500,000 issued and outstanding at December 31, 2016 and December 31, 2015, respectively	21,712	500
Additional paid-in capital	9,392,007
Equity instruments to be issued	3,070,000
Accumulated deficit	(1,592,338)	(915)
Total Stockholders' Equity	10,891,381	(415)
Total Liabilities and Stockholders' Equity	$ 11,064,538